Commitments, Contingencies and Guarantees - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Amount reserved for expected compliance remediation	$ 70